Other Operating Income (Expense), Net (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income And Expenses [Abstract]
Other operating (income) expense	$ (235)	$ (4,400)	$ (7,277)	$ (1,266)	$ (2,515)
Provision for impairment of intangible assets and property, plant and equipment			9,311	11,195	10,714
Change in fair value of earn-out consideration and deferred consideration (relating to business acquisitions)	17	(3,138)	(3,695)	(14,869)	(11,521)
Other operating (income) expense, net	$ (218)	$ (7,538)	$ (1,661)	$ (4,940)	$ (3,322)